SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2015
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION
16.	SHARE-BASED COMPENSATION

Description of Plan

On April 29, 2010, the Company adopted the 2010 Omnibus Incentive Plan ("2010 Plan") permitting the issuance of up to 1,500,000 share grants in the form of (i) SARs; (ii) RSUs; (iii) nonqualified stock options; and (iv) other stock-based awards. The Company has issued all shares available under the 2010 Plan.

SARs entitle the holder to receive any increase in value between the grant date price of Fly's ADSs and their value on the exercise date. RSUs entitle the holder to receive a number of Fly's ADSs equal to the number of RSUs awarded upon vesting. The granted SARs and RSUs vest in three equal installments and expire on the tenth anniversary of the grant date. The Company settles SARs and RSUs with newly issued ADSs.

The holder of a SAR or RSU is also entitled to dividend equivalent rights ("Dividend Equivalent") on each SAR and RSU. For each Dividend Equivalent, the holder shall have the non-forfeitable right to receive a cash amount equal to the per share dividend paid by the Company during the period between the grant date and the earlier of the (i) award exercise or vesting date, (ii) termination date or (iii) expiration date. Dividend Equivalents expire at the same time and in the same proportion that the SARs and RSUs are exercised, cancelled, forfeited or expired.

Grant Activity

A summary of the Company's SAR activity for the year ended December 31, 2015, 2014 and 2013 are presented as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding at December 31, 2012	892,004	$12.74	8.1
SARs granted	—	—	—
SARs exercised	(3,370)	12.42	—
SARs canceled or forfeited	—	—	—
Outstanding at December 31, 2013	888,634	$12.74	7.1
SARs granted	—	—	—
SARs exercised	(58,519)	12.80	—
SARs canceled or forfeited	(8,998)	12.28	—
Outstanding at December 31, 2014	821,117	12.74	6.1
SARs granted	—	—	—
SARs exercised	—	—	—
SARs canceled or forfeited	—	—	—
Outstanding at December 31, 2015	821,117	12.74	5.1
Exercisable at December 31, 2015	821,117	$12.74

The aggregate intrinsic value of the SARs is calculated as the difference between the exercise price of the underlying awards and the Company's closing ADS price of $13.65, $13.15 and $16.07 as of December 31, 2015, 2014 and 2013, respectively. As of December 31, 2015, all SARs have vested. The unvested SARs had an intrinsic value of $49,000 and $0.8 million as of December 31, 2014 and 2013, respectively.

A summary of the Company's RSU activity for the year ended December 31, 2015, 2014 and 2013 is as follows:

	Number of shares	Weighted average grant date fair value
Outstanding and unvested at December 31, 2012	284,014	12.88
RSUs granted	—	—
RSUs vested	(122,534)	12.98
RSUs canceled or forfeited	—	—
Outstanding and unvested at December 31, 2013	161,480	$12.81
RSUs granted	—	—
RSUs vested	(119,666)	12.99
RSUs canceled or forfeited	(5,739)	12.28
Outstanding and unvested at December 31, 2014	36,075	$12.28
RSUs granted	—	—
RSUs vested	(36,075)	12.28
RSUs canceled or forfeited	—	—
Outstanding and unvested at December 31, 2015	—	$—

The weighted average grant date fair value of the RSUs was determined based on the closing market price of the Company's closing ADS price of $13.65, $13.15 and $16.07 as of December 31, 2015, 2014 and 2013, respectively. As of December 31, 2015, all RSUs have vested. The unvested RSUs had an intrinsic value of $0.5 million and $2.6 million as of December 31, 2014 and 2013, respectively.

Valuation Assumptions

The Company accounts for grants to the CEO and CFO as grants to employees and grants to other BBAM LP employees as grants to non-employees. Grants to employees are valued at the grant date and amortized on a straight-line basis into share-based compensation expense over the service period. Grants to non-employees are initially measured at grant date, and then re-measured at each interim reporting period until the awards are vested.

The Company uses the Black-Scholes option pricing model to determine the fair value of SARs. The fair value of SARs expected to vest was estimated on the date of grant, or if applicable, on the measurement date using the following assumptions:

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Risk-free interest rate	0.90% – 1.76%	0.90% –2.32%	0.90% – 2.51%
Volatility	47% – 57%	48% – 57%	51% – 63%
Expected life	6 – 7 years	6 – 8 years	6 – 8 years

The expected stock price volatility was determined based on the historical volatility of the Company's common shares as well as other companies operating in similar businesses. The risk-free interest rate is based on the US Treasury yield curve in effect at the time of grant, or as applicable as of the measurement date, for the period corresponding with the expected life of the SAR. The dividend yield assumption was not factored into the valuation model as the SAR grant holder is entitled to dividends.

Share-based compensation expense related to SARs and RSUs is recorded as a component of selling, general and administrative expenses, and totaled $0.2 million, $30,000 and $3.2 million for the years ended December 31, 2015, 2014 and 2013, respectively. At December 31, 2015, all RSUs and SARs granted under the 2010 Plan had vested. There was no unamortized share-based compensation expense at December 31, 2015. Unamortized share-based compensation expense totaled $0.1 million and $0.9 million at  December 31, 2014 and 2013, respectively.